Investments in Unconsolidated Joint Ventures (Kings Hill Unit Trust) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) ft² bldg	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	72
Management fee income	$ 73,224,000	$ 82,673,000	$ 12,941,000
United Kingdom | Kings Hill Unit Trust
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
United Kingdom | Kings Hill Unit Trust | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Note receivable interest rate	10.00%
Management fee income	$ 349,000	302,000	$ 293,000
United Kingdom | Building and Building Improvements | Kings Hill Unit Trust
Schedule of Equity Method Investments [Line Items]
Leaseable square feet (in sqft) | ft²	489,000
United Kingdom | Building and Building Improvements | Office properties | Kings Hill Unit Trust
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	14
Investments in and advances to unconsolidated joint ventures | United Kingdom | Kings Hill Unit Trust | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Notes receivable	$ 4,900,000	4,700,000
Prepaid Expenses and Other Current Assets | United Kingdom | Kings Hill Unit Trust | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Due from related parties	$ 15,000	$ 122,000